SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($) $ / shares shares	Mar. 27, 2026 $ / shares shares	Dec. 31, 2025 CNY (¥)	Dec. 30, 2025 $ / shares
Product Information [Line Items]
Common stock, shares issued	[1]			187,480
Common stock, shares outstanding	[1]			187,480
Common stock, par value | $ / shares				$ 0.01 [1]			$ 0.01
Insurance		$ 71,136				¥ 500,000
Notes receivable | $			$ 29,544
Estimated economic useful lives		50 years				50 years
Notes payable | $		$ 213,408
Interest costs incurred | $		$ 117,949	$ 121,845
VAT rate		13.00%
Segment Reporting, Expense Information Used by CODM, Type [Extensible Enumeration]		Chief Operating Officer [Member]
Credit risk | $		$ 6,710,000		$ 9,300,000
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Other Customers [Member]
Product Information [Line Items]
Concentration risk, percentage		38.00%		58.00%
Minimum [Member]
Product Information [Line Items]
Percentage of total contract price		90.00%
Expiration of warranty period		3.00%
Line of credit facility expiration period		1 year
Product warranty liquidation proceeds percentage		3.00%				3.00%
Maximum [Member]
Product Information [Line Items]
Percentage of total contract price		97.00%
Expiration of warranty period		10.00%
Line of credit facility expiration period		5 years
Product warranty liquidation proceeds percentage		10.00%				10.00%
Subsequent Event [Member]
Product Information [Line Items]
Common stock, shares issued					1
Common stock, shares outstanding					1
Common stock, par value | $ / shares					$ 0.01
Subsequent Event [Member] | Common Stock [Member]
Product Information [Line Items]
Common stock, shares issued					100
Common stock, shares outstanding					100
Common stock, par value | $ / shares					$ 0.0001

[1]	The shares data are presented on a retroactive basis to reflect the 100 to 1 share consolidation (Note 15).